Commitments, Contingencies and Guarantees - Additional Information (Details) R$ in Millions, $ in Millions, $ in Millions	1 Months Ended	60 Months Ended
	Mar. 31, 2019 extension	Apr. 30, 2032 CAD ($)	Apr. 30, 2027 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)
Disclosure of contingent liabilities [line items]
Capital expenditures principally for machinery and equipment				$ 23.1
Purchase orders issued for capital expenditures				6.0
Letters of credit outstanding				13.3		$ 14.4
Lease term	10 years
Number of extension options | extension	2
Extension term	5 years
Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				34.5		35.7
Guarantees | Prior credit facility
Disclosure of contingent liabilities [line items]
Letters of credit outstanding				21.2		$ 21.3
Research and development assessments against Brazilian Subsidiary
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 10.0	R$ 39
Forecast
Disclosure of contingent liabilities [line items]
Annual base rent expense		$ 2.7	$ 2.5